INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2022
Schedule of Provision for income taxes(Canadian)
	June 30, 2022	June 30, 2021	June 30, 2020
Loss from Canadian operations	$(3,352,945)	$(3,533,381)	$(4,254,121)
Combined Canadian statutory income tax rates	26.50%	26.50%	26.50%
Income tax recovery at statutory income tax rates	$(880,530)	$(936,346)	$(1,127,342)
Increase in taxes resulting from:
Stock-based compensation expense	509	249,951	277,895
Other	97,998	151,821	122,137
Unrecognized benefit of non-capital losses	829,661	836,177	672,781
Provision for income taxes, net of (recovery)	$39,637	$301,603	$(54,349)

Schedule of Provision for income taxes(US)
	June 30, 2022	June 30, 2021	June 30, 2020
	$	$	$
Loss from US operations	(636,005)	(951,531)	(420,578)
Combined federal and state level taxes	28.15%	27.79%	29.71%
Expected income tax payable	(179,035)	(264,430)	(124,941)
Temporary difference, equipment	147,255	200,620	-
Other	16,311	(42,348)	-
Unrecognized benefit of non-capital losses	15,469	106,158	124,941
Provision for income taxes	-	-	-

Schedule of deferred income tax (Canadian)
	June 30,	June 30,	June 30,
	2022	2021	2020
Amounts related to tax loss carry forwards	16,836,000	13,857,000	11,898,000

Schedule of deferred income tax (US)
	June 30,	June 30,	June 30,
	2022	2021	2020
Amounts related to tax loss carry forwards	1,618,000	1,581,000	1,199,000

Schedule of deferred tax liabilities
Deferred Tax Liabilities	June 30, 2022	June 30, 2021

Licenses	$21,420	$36,540

Non-capital loss (Canadian)
2027	536,000
2028	868,000
2029	1,047,000
2030	627,000
2031	251,000
2032	161,000
2033	52,000
2034	115,000
2035	177,000
2036	74,000
2037	88,000
2038	1,399,000
2039 2040	3,602,000 2,901,000
2041	1,959,000
2042	2,979,000
$16,836,000

Schedule of non-capital loss (US)
2038	$144,000
2039	634,000
2040	421,000
2041	382,000
2042	37,000
$1,618,000